DEBT - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Jul. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2016	Jul. 26, 2016
Line of Credit Facility [Line Items]
Borrowings			$ 222,000		$ 240,000	$ 133,000
Notional amount			$ 100,000		100,000
LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate			300.00%
Interest rate			3.14%
2016 Credit Facility
Line of Credit Facility [Line Items]
Borrowings									$ 120,000
Line of credit									40,000
Term Loan									$ 80,000
July 2019 credit facility
Line of Credit Facility [Line Items]
Line of credit	$ 300,000	$ 60,000
Term Loan	240,000	140,000
Additional cost incurred	$ 3,200	1,065
Letter of credit outstanding		64,000						$ 64,000
Interest paid		$ 100
Revolver
Line of Credit Facility [Line Items]
Letter of credit outstanding			$ 15,000		$ 20,000
Interest rate			4.36%		4.36%
Annual commitment fee	0.40%
Unused borrowing amount	$ 60,000
Revolver | Prime rate
Line of Credit Facility [Line Items]
Spread on variable rate	2.00%
Revolver | LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate	3.00%
Term loan
Line of Credit Facility [Line Items]
Interest paid			$ 8,830	$ 3,770	$ 6,142	$ 5,453	$ 5,105
Interest rate			2.75%			4.09%